Note 10 - Management of Capital	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
10.	Management of Capital

The Company's objective when managing capital is to obtain adequate levels of funding to support its exploration activities, to obtain corporate and administrative functions necessary to support organizational functioning, to obtain sufficient funding to further the identification and development of precious metals deposits, and to develop and construct low cost heap leach gold production mines.

The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company, in order to support the acquisition, exploration and development of mineral properties. The Board of Directors does not
establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company's management to sustain future development of the business. The Company defines capital to include its shareholders’ equity. In order to carry out the planned exploration and pay for administrative costs, the Company will spend its existing working capital and raise additional amounts as needed. The Company will continue to assess new properties and seek to acquire an interest in additional properties if it feels there is sufficient geologic or economic potential and if it has adequate financial resources to do so. Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable. There were no
changes in the Company's approach to capital management during the year ended
August 31, 2018.
The Company is
not
subject to externally imposed capital requirements.

The Company considers its capital to be shareholders’ equity, which is comprised of share capital, reserves, and deficit, which as at
August 31, 2018
totaled
$33,625,695
(
August 31, 2017 -
$35,353,718
).

The Company raises capital, as necessary, to meet its needs and take advantage of perceived opportunities and, therefore, does not
have a numeric target for its capital structure. Funds are primarily secured through equity capital raised by way of private placements, however, debt and other financing alternatives may
be utilized as well. There can be
no
assurance that the Company will be able to continue raising equity capital in this manner.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable.

The Company invests all capital that is surplus to its immediate operational needs in short term, liquid and highly rated financial instruments, such as cash, and short term guarantee deposits, all held with major Canadian financial institutions and Canadian treasury deposits.